SAVINGS PLAN MASTER TRUST - Schedule of Master Trust Major Classes of Investments (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	$ 12,605,952	$ 11,318,213
Net Assets, at Contract Value (Note 5)	295,677	359,134
Total Net Assets	12,901,629	11,677,347
Program's Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, fair value	245,719	232,882
Net Assets, at Contract Value (Note 5)	0	0
Total Net Assets	245,719	232,882
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	2,080,029	2,000,701
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Program's Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, fair value	82,920	78,141
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	645,028	617,761
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds | Program's Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, fair value	59,285	54,803
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Bristol-Myers Squibb Company Stock | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	488,202	554,933
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Bristol-Myers Squibb Company Stock | Program's Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, fair value	12,747	13,935
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money Market Funds | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	347,141	330,035
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money Market Funds | Program's Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, fair value	2,512	2,299
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-Directed Brokerage Accounts | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	599,658	497,972
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-Directed Brokerage Accounts | Program's Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, fair value	8,376	7,104
Level 1 | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	2,043,483	1,962,946
Level 1 | Mutual Funds | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	645,028	617,761
Level 1 | Bristol-Myers Squibb Company Stock | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	488,202	554,933
Level 1 | Money Market Funds | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	347,141	330,035
Level 1 | Self-Directed Brokerage Accounts | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	563,112	460,217
Level 2 | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	36,546	37,755
Level 2 | Mutual Funds | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	0	0
Level 2 | Bristol-Myers Squibb Company Stock | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	0	0
Level 2 | Money Market Funds | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	0	0
Level 2 | Self-Directed Brokerage Accounts | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	36,546	37,755
Level 3 | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	0	0
Level 3 | Mutual Funds | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	0	0
Level 3 | Bristol-Myers Squibb Company Stock | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	0	0
Level 3 | Money Market Funds | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	0	0
Level 3 | Self-Directed Brokerage Accounts | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	0	0
NAV | Common Collective Trusts | Master Trust Total
EBP, Master Trust [Line Items]
Investment, fair value	10,525,923	9,317,512
NAV | Common Collective Trusts | Program's Interest in Master Trust
EBP, Master Trust [Line Items]
Investment, fair value	$ 162,799	$ 154,741